Utility Plant and Leases - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Public Utility, Property, Plant and Equipment [Line Items]
Annual utility depreciation and amortization expense percentage	2.70%	3.00%	3.00%
Amortization of intangibles	$ 7.6	$ 4.1	$ 3.2
Gas, Transmission and Distribution Plant
Public Utility, Property, Plant and Equipment [Line Items]
Annual utility depreciation and amortization expense percentage	3.00%	3.00%	3.00%
Gas plant
Public Utility, Property, Plant and Equipment [Line Items]
Amortization of intangibles	$ 13.6	$ 14.3	$ 14.8